SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 18:-	SUBSEQUENT EVENTS
On April 8, 2025 the Company declared a cash dividend in the amount of $0.19 per share and $1.3 million in the aggregate. The dividend is payable on April 29, 2025.